Other Payables	12 Months Ended
Dec. 31, 2025
Other Payables [Abstract]
OTHER PAYABLES

NOTE 8 - OTHER PAYABLES:

	December 31
	2025	2024
	U.S. dollars in thousands
Accrued expenses	4,127	605
Provision for income taxes, net	126	1,409
Employees and related institutions	3,677	2,470
	7,930	4,484

The carrying amounts of other payables, which are financial liabilities, is a reasonable approximation of their fair value since the effect of discounting is immaterial.